Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances
Note 11. Federal Home Loan Bank Advances
(in thousands)
Pursuant to collateral agreements with the FHLB, advances are collateralized by all of the Bank’s FHLB stock ($3,083 included in other assets at December 31, 2019) and qualifying first mortgages and other loans. As of December 31, 2019, the balance in qualifying first mortgages and other loans was $177,592.
There were no outstanding FHLB advances at December 31, 2019 or December 31, 2018.